OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other assets [text block] [Abstract]
Schedule of composition of other financial assets
	Current Assets		Non-current assets		Total Assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

(a) Other financial assets
Private investment funds	348	386,669	-	-	348	386,669
Deposits in guarantee (aircraft)	2,435	8,934	21,498	28,599	23,933	37,533
Guarantees for margins of derivatives	3,047	21,200	-	-	3,047	21,200
Other investments	-	-	493	494	493	494
Domestic and foreign bonds	18	19	-	-	18	19
Other guarantees given	43,106	6,507	11,149	15,138	54,255	21,645
Subtotal of other financial assets	48,954	423,329	33,140	44,231	82,094	467,560
(b) Hedging derivate asset
Accrued Interest since the last payment date
Cross currency swap of currencies	-	3	-	-	-	3
Fair value of interest rate derivatives	-	27,044	-	2,676	-	29,720
Fair value of foreign currency derivatives	-	586	-	-	-	586
Fair value of fuel price derivatives	1,296	48,542	-	-	1,296	48,542
Subtotal of derivate assets	1,296	76,175	-	2,676	1,296	78,851
Total Other Financial Assets	50,250	499,504	33,140	46,907	83,390	546,411

Schedule of composition by currencies of other financial assets
	As of	As of
	December 31,	December 31,
Type of currency	2020	2019
	ThUS $	ThUS $

Argentine peso	460	94
Brazilian real	8,475	417,477
Chilean peso	4,056	26,073
Colombian peso	500	522
Euro	3,236	1,525
U.S.A dollar	63,922	97,988
Other currencies	2,741	2,732
Total	83,390	546,411